Document and Entity Information	Oct. 20, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 20, 2026
Entity File Number	000-26099
Entity Registrant Name	Farmers & Merchants Bancorp
Entity Central Index Key	0001085913
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-3327828
Entity Address, Address Line One	111 West Pine Street
Entity Address, City or Town	Lodi
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95240
City Area Code	209
Local Phone Number	367-2300
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false